Financial and capital risk management - Sensitivity analysis of derivative financial instruments (Details 1) - Risk U S Libor Decrease [Member] $ in Millions	Dec. 31, 2022 USD ($)
U S Floating Rate Versus U S Fixed Swap Rate [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ 7
U S Floating Rate Versus U S Fixed Swap Rate [Member] | Scenario I
IfrsStatementLineItems [Line Items]
Fair value of liabilities	3
U S Floating Rate Versus U S Fixed Swap Rate [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(1)
Protected Item Libor U S Indexed Debt [Member] | Scenario I
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(3)
Protected Item Libor U S Indexed Debt [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ 1